Property, equipment and software, net - Summary of the leased cabinets under capital leases (Details) - Cabinets - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cabinets	¥ 173,663	¥ 170,968
Less: Accumulated depreciation	(70,621)	(50,526)
Assets under capital leases, net	¥ 103,042	¥ 120,442